UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21249
                      (Investment Company Act File Number)


              Federated Premier Intermediate Municipal Income Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS-99.9%
                  ALABAMA-1.6%
  $ 2,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue         $    1,966,200
                  Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020
      550,000     Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025           523,831
                     TOTAL                                                                                                 2,490,031
                  ALASKA-0.7%
    1,000,000     Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A),              1,042,740
                  5.00% (MBIA Insurance Corp. INS), 7/1/2011
                  ARIZONA-1.0%
    1,500,000     Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017                         1,541,895
                  ARKANSAS-1.5%
    1,000,000     Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical                1,077,700
                  Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield: 7.40%), 2/1/2020
    1,000,000     Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.),                980,870
                  1/1/2021
      300,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   298,746
                  10/1/2017
                     TOTAL                                                                                                 2,357,316
                  CALIFORNIA-5.6%
    1,250,000     California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific         1,312,313
                  University), 3/1/2019
      570,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            589,317
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    2,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series             1,809,480
                  2007A-1), 5.00% (Original Issue Yield: 5.16%), 6/1/2033
    2,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds             2,188,880
                  (Series 2003A-1), 6.25% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 6.55%),
                  6/1/2033
    1,700,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),            1,701,224
                  5.00% (Radian Asset Assurance INS), 9/1/2016
    1,195,000     Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A),            1,182,058
                  5.00% (Radian Asset Assurance INS), 9/1/2018
                     TOTAL                                                                                                 8,783,272
                  COLORADO-4.9%
      725,000     Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023                                  795,825
      500,000     Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023                             504,040
      500,000     Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25%            520,665
                  (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013
    1,265,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement            1,271,097
                  Communities, Inc.), 12/1/2013
      865,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF                   1,023,589
                  12/1/2013@102), 12/1/2016
    1,855,000     Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA               2,012,861
                  Insurance Corp. INS), 11/15/2011
      700,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.125% (Original Issue                641,375
                  Yield: 6.25%), 12/1/2025
      260,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                 260,556
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
      500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States                596,330
                  Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024
                     TOTAL                                                                                                 7,626,338
                  CONNECTICUT-0.5%
      750,000     Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds            764,895
                  (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023
                  DISTRICT OF COLUMBIA-1.4%
    1,000,000     District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC INS), 2/1/2016                1,075,080
    1,000,000     District of Columbia, COP, 5.25% (FGIC INS), 1/1/2016                                                    1,076,770
                     TOTAL                                                                                                 2,151,850
                  FLORIDA-6.3%
      600,000   1 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                   711,660
                  Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
      355,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series                353,523
                  2006B), 5.00%, 5/1/2011
      285,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B),               284,895
                  5.125% (Original Issue Yield: 5.20%), 11/1/2009
    1,000,000     Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS),          1,060,510
                  12/1/2019
      415,000     Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B),              415,100
                  5.50% (Original Issue Yield: 5.65%), 5/1/2010
        5,000     Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds                 5,006
                  (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008
      750,000     Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt.             797,685
                  Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019
    2,000,000     Miami-Dade County, FL School Board, COP (Series 2003D), 5.00% (FGIC INS), 8/1/2021                       2,049,280
      445,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%,                459,850
                  5/1/2020
      880,000     St. Johns County, FL IDA, Health Care Revenue Refunding Bonds (Series 2007), 5.00% (Vicar's                875,266
                  Landing), 2/15/2017
      365,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series              345,261
                  2005B), 5.25%, 5/1/2016
    2,390,000     University of Central Florida Athletics Association, Inc., FL, COP (Series 2004A), 5.125% (FGIC          2,470,854
                  INS), 10/1/2022
                     TOTAL                                                                                                 9,828,890
                  GEORGIA-1.9%
      750,000     Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury             752,348
                  Court), 2/15/2022
    2,115,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance             2,252,623
                  Corp. INS), 11/1/2015
                     TOTAL                                                                                                 3,004,971
                  HAWAII--1.1%
    1,550,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00%             1,644,488
                  (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012
                  ILLINOIS-4.4%
      500,000     Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 0% Step                  510,455
                  Coupon, 5.90% at 9/1/2007 (Forest City Project), (Original Issue Yield: 5.90%), 3/1/2027
    1,300,000     Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series         1,374,529
                  B), 5.50% (AMBAC INS), 1/1/2015
    1,000,000     Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East                  1,051,170
                  Project)/(Original Issue Yield: 6.637%), 12/1/2022
    1,000,000     Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana          1,023,820
                  College)/(Original Issue Yield: 5.05%), 10/1/2014
      875,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place),               885,544
                  5/15/2025
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                     981,180
                  Technology), 4/1/2024
    1,000,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University),           1,034,910
                  10/1/2014
                     TOTAL                                                                                                 6,861,608
                  INDIANA-2.0%
    1,000,000     Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007),           997,030
                  5.50% (Community Foundation of Northwest Indiana), 3/1/2022
    1,050,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%            1,074,339
                  (Baptist Homes of Indiana), 11/15/2014
    1,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B),              997,840
                  5.00% (Clarian Health Partners, Inc.), 2/15/2023
                     TOTAL                                                                                                 3,069,209
                  IOWA-0.3%
      500,000     Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018           505,110
                  KANSAS-1.0%
    1,055,000     Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020                  1,096,651
      500,000     Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.125% (Lawrence Memorial Hospital),                   505,095
                  7/1/2026
                     TOTAL                                                                                                 1,601,746
                  KENTUCKY-1.4%
    1,335,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(Original Issue             1,409,386
                  Yield: 6.45%), 10/1/2012
      665,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(United States                719,091
                  Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.45%), 10/1/2012
                     TOTAL                                                                                                 2,128,477
                  LOUISIANA-4.1%
      992,000     Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series             959,393
                  2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017
    1,630,000     Louisiana Local Government Environmental Facilities Community Development Authority, Revenue             1,730,408
                  Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2015
    1,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, Revenue             1,064,030
                  Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014
    1,000,000     Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B),              1,069,410
                  5.25% (AMBAC INS), 6/1/2013
    1,500,000     West Feliciana Parish, LA, PCRBs, 7.00% (Entergy Gulf States, Inc.), 11/1/2015                           1,516,410
                     TOTAL                                                                                                 6,339,651
                  MARYLAND-0.2%
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B),             242,013
                  5.00% (King Farm Presbyterian Retirement Community), 1/1/2017
                  MICHIGAN-4.7%
    2,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           2,182,080
                  Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
      500,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20%              509,190
                  (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025
      250,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital            252,832
                  ), 7/1/2020
    1,000,000     Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A),              1,086,710
                  5.625% (Henry Ford Health System, MI)/(United States Treasury PRF 3/1/2013@100), 3/1/2017
    1,085,000     Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (United States              1,159,008
                  Treasury PRF 5/1/2014@100), 5/1/2021
    2,000,000     Oxford, MI Area Community Schools, UT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%),           2,102,600
                  5/1/2022
                     TOTAL                                                                                                 7,292,420
                  MISSISSIPPI-2.4%
    1,500,000     Lowndes County, MS Solid Waste Disposal, Refunding PCRBs (Series 1992B), 6.70% (Weyerhaeuser             1,701,510
                  Co.), 4/1/2022
    1,000,000     Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy           1,046,360
                  Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2018
    1,000,000     Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds,            1,017,460
                  5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023
                     TOTAL                                                                                                 3,765,330
                  MISSOURI-1.3%
    2,000,000     Missouri State HEFA, Health Facilities Revenue Bonds, 5.25% (BJC Health System, MO), 5/15/2018           2,076,720
                  MONTANA-1.1%
    1,700,000     Montana Facility Finance Authority, Hospital Revenue Bonds (Series 2007), 5.00% (Benefits                1,740,647
                  Healthcare System)/(Assured Guaranty Corp. INS), 1/1/2023
                  NEVADA-3.0%
    2,000,000     Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender               2,032,240
                  3/1/2013
      800,000   1 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series                 810,344
                  2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
      985,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID             989,245
                  No. 607), 6/1/2013
      950,000     North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding               916,683
                  Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017
                     TOTAL                                                                                                 4,748,512
                  NEW JERSEY-0.9%
      600,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward                      608,382
                  Homestead)/(Original Issue Yield: 5.75%), 11/1/2024
      720,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley                503,136
                  Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013
      400,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.00%                381,572
                  (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024
                     TOTAL                                                                                                 1,493,090
                  NEW MEXICO-1.0%
    1,000,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC            998,120
                  INS) Mandatory Tender 8/1/2012
      655,000     Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 5.75%, 9/1/2021                 656,369
                     TOTAL                                                                                                 1,654,489
                  NEW YORK-3.4%
      345,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis                   368,650
                  Hospital and Health Centers), 3/1/2019
    2,000,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%),            2,026,100
                  7/1/2020
      800,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),                 835,976
                  3/1/2015
    2,000,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series D), 5.00% (Original Issue Yield: 5.21%),              2,070,920
                  6/1/2017
                     TOTAL                                                                                                 5,301,646
                  NORTH CAROLINA-6.6%
    2,000,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series              2,118,620
                  2005A), 5.00% (AMBAC INS), 1/1/2016
    1,000,000     North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (SeriesD),           1,039,980
                  5.50%, 1/1/2014
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding            484,340
                  Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023
      965,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50%            973,724
                  (Arc of North Carolina Projects), 10/1/2024
    1,500,000     North Carolina Medical Care Commission, Health System Revenue Bonds (Series 2007), 5.00%                 1,534,545
                  (Mission Health, Inc.), 10/1/2020
    3,000,000     North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%,               3,156,630
                  1/1/2014
    1,000,000     Onslow County, NC Hospital Authority, INS Mortgage Revenue Bonds, 5.00% (Onslow Memorial                 1,022,680
                  Hospital)/(MBIA Insurance Corp. INS), 4/1/2023
                     TOTAL                                                                                                10,330,519
                  OHIO-3.4%
    1,275,000     Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00%            1,313,505
                  (AMBAC INS), 12/1/2022
      925,000     Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds            946,238
                  (Series 1995), 5.00% TOBs (Marathon Oil Corp.) Mandatory Tender 11/1/2011
    3,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  3,015,360
                  (Cleveland Electric Illuminating Co.), 12/1/2013
                     TOTAL                                                                                                 5,275,103
                  OREGON-1.0%
      500,000   1 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,            494,670
                  10/1/2026
    1,000,000     Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community),          1,055,350
                  12/1/2018
                     TOTAL                                                                                                 1,550,020
                  PENNSYLVANIA-8.7%
    1,000,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.00% (West Penn Allegheny           959,000
                  Health System), 11/15/2017
    1,350,000     Allegheny County, PA HDA, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn                  1,556,793
                  Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield:
                  9.30%), 11/15/2015
      435,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50%           447,036
                  (United States Steel Corp.), 11/1/2016
      400,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999),              406,892
                  6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%),
                  8/15/2019
      122,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury             122,067
                  United Methodist Community Obligated Group), 8/15/2009
      660,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),              664,607
                  6.00% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                  1/1/2008@100), 1/1/2013
    1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall              1,040,430
                  College), 4/15/2019
    1,500,000     Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series            1,621,485
                  A), 6.25% (UPMC Health System), 1/15/2018
    2,000,000     Philadelphia, PA Gas Works, Revenue Bonds (17th Series), 5.375% (FSA INS), 7/1/2021                      2,132,060
    1,090,000     Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50% (AMBAC INS), 9/1/2014                                  1,149,765
    2,000,000     Pittsburgh, PA, UT GO Bonds (Series B), 5.25% (FSA INS), 9/1/2017                                        2,158,680
    1,355,000     Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00%              1,318,225
                  (Wilkes University), 3/1/2022
                     TOTAL                                                                                                13,577,040
                  SOUTH CAROLINA-2.7%
    1,000,000     Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95%          1,067,330
                  (International Paper Co.), 3/15/2014
    2,000,000     Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006),          2,087,320
                  5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty NA INS), 12/1/2019
    1,000,000     Scago Educational Facilities Corp. for Pickens School District, Installment Purchase Revenue             1,040,500
                  Bonds (Series 2006), 5.00% (FSA INS), 12/1/2020
                     TOTAL                                                                                                 4,195,150
                  TEXAS-12.1%
    1,000,000     Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist             1,011,640
                  Retirement ), 11/15/2020
    1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy Co. LLC),           978,110
                  Mandatory Tender 10/1/2014
    1,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional              1,050,770
                  Health System), 9/1/2014
      500,000     Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior             517,105
                  Living Community)/(United States Treasury PRF 2/15/2009@100), 2/15/2020
    1,250,000     Mesquite, TX HFDC, Retirement Facility Revenue Bonds (Series 2005), 5.50% (Christian Care                1,232,050
                  Centers, Inc.), 2/15/2025
      390,000     Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS)/(Original Issue Yield:                  407,597
                  5.29%), 3/1/2021
    2,610,000     Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (United States Treasury PRF                     2,769,810
                  3/1/2012@100)/(Original Issue Yield: 5.29%), 3/1/2021
      250,000     Sabine River Authority, TX, Refunding PCRBs (Series 2003A), 5.80% (TXU Energy Co. LLC), 7/1/2022           248,992
    1,000,000     San Leanna, TX Education Facilities Corp., Higher Education Revenue Bonds (Series 2007), 5.125%          1,000,300
                  (Saint Edward's University), 6/1/2021
    1,250,000     Spring, TX ISD, UT GO Bonds, 5.00% (GTD by PSFG)/(Original Issue Yield: 5.07%), 8/15/2017                1,300,575
      545,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue                544,695
                  Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016
      500,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A),             505,935
                  6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026
    2,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 5.00% (Texas           2,107,020
                  State), 4/1/2019
      835,000     Travis County, TX HFDC, Retirement Facilities Revenue Bonds, 5.00% (Querencia at Barton                    819,260
                  Creek)/(Original Issue Yield: 5.10%), 11/15/2014
    1,000,000     Tyler, TX HFDC Hospital Revenue Bonds, 5.25% (Mother Frances Hospital ), 7/1/2012                        1,027,380
    1,050,000     University of North Texas, TX, Revenue Financing System Bonds (Series 2002), 5.00% (FGIC INS),           1,095,528
                  4/15/2017
    2,235,000     West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00%         2,324,087
                  (AMBAC INS), 12/15/2021
                     TOTAL                                                                                                18,940,854
                  VIRGINIA-1.6%
      284,000     Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022                        286,505
    1,000,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield:            1,097,060
                  7.15%), 6/1/2016
    1,000,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%             1,193,460
                  (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original
                  Issue Yield: 7.50%), 12/1/2023
                     TOTAL                                                                                                 2,577,025
                  WASHINGTON-2.9%
      500,000     Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00%             525,690
                  (Skagit Valley Hospital), 12/1/2018
    1,450,000     Snohomish County, WA School District No. 4, UT GO Bonds (Series 2006), 5.00% (FSA INS)/(Lake             1,510,958
                  Stevens School District LOC), 12/1/2021
    1,350,000     Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.50% (Original         1,411,573
                  Issue Yield: 6.65%), 6/1/2026
    1,000,000     Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds               1,105,520
                  (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012
                     TOTAL                                                                                                 4,553,741
                  WISCONSIN-3.2%
      200,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin,                       200,764
                  Inc.)/(Original Issue Yield: 5.583%), 6/1/2024
      500,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original             513,430
                  Issue Yield: 6.15%), 4/1/2024
    2,000,000     Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015                             2,082,460
      905,000     Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield:           956,558
                  7.25%), 1/15/2022
    1,250,000     Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026           1,196,050
                     TOTAL                                                                                                 4,949,262
                     TOTAL MUNICIPAL BONDS                                                                               156,006,068
                     (IDENTIFIED COST $154,635,843)
                  SHORT-TERM MUNICIPAL--0.1%2
                  TENNESSEE-0.1%
      200,000     Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge,                   200,000
                  TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 9/4/2007 (AT COST)
                     TOTAL MUNICIPAL INVESTMENTS-100.0%                                                                  156,206,068
                     (IDENTIFIED COST $154,835,843)3
                     OTHER ASSETS AND LIABILITIES-NET                                                                      1,777,624
                     LIQUIDATION VALUE OF AUCTION PREFERRED SHARES                                                      (61,025,000)
                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                               $   96,958,692

     At August 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $2,852,650, which represented 1.8% of total market value.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 At August 31, 2007, the cost of investments for federal tax purposes was $154,834,985. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $1,371,083. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,019,658 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,648,575.

     At August 31, 2007, the Fund had the following open swap contracts:


INTEREST RATE SWAP SELL        PAY/RECEIVE   EXPIRATION   NOTIONAL     UNREALIZED
COUNTERPARTY            SELL   FIXED RATE    DATE         AMOUNT       DEPRECIATION
10 Year MMD Rate Lock,
3 Month Forward         Sell    4.21%         09/13/2007  $10,000,000   $(190,000)

Note: The categories of investments are shown as a percentage of total market value at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.



RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2007 is as follows:

SECURITY                                                                                           ACQUISITION DATE ACQUISITION COST
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida
Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
                                                                                                   5/9/2003         $600,000
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,
10/1/2026                                                                                          6/9/2006         $500,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B),
6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
                                                                                                   12/9/2004        $789,424
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),
3/1/2015                                                                                           3/15/2005        $800,000


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 CDA   --Community Development Administration
 COP   --Certificate of Participation
 EDA   --Economic Development Authority
 EDFA  --Economic Development Finance Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 ISD   --Independent School District
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 SID   --Special Improvement District
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes













ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007